CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,059,305)	$ (2,119,706)	$ (15,535,153)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	(25,050)	(135,985)
Gain on sale of claims	(183,499)	(4,500)	(366,333)
Gain on sale of claims – non-cash	(60,000)	0	(60,000)
Common Stock issued for services	9,263	10,660	5,132,940
Common Stock issued to director for services	10,000	0	20,000
Common Stock issued for mining exploration stage property	0	0	351,400
Warrants issued to modify payment terms of note	0	175,047	175,047
Preferred Stock issued for bonus	0	0	253,785
Loss on conversion of debt and deferred compensation	0	0	2,150,513
Loss on AFS securities “other than temporary”	0	0	106,985
Loss on settlement - Common Shares issued	0	0	62,095
Loss on equity modification	85,399		85,399
Bad debt expense	0	0	48,167
Gain realized on transfer of AFS – securities	0	0	(9,875)
Amortization of discount on debt	369,684	356,552	945,642
Amortization of deferred financing cost	34,936	15,639	50,575
Amortization of gold advances discount	17,934	0	17,934
Change in derivative liability	52,581	386,833	439,414
Common Stock issued as interest on loan	0	0	1,500
Depreciation Expense	99,160	98,673	258,393
Accretion Expense	574	513	1,330
Impairment Expense	0	5,341	145,995
Extension Expense for Ruby mortgage	160,000	0	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	982	(29,018)
Prepaid Expenses	2,627	0	12,537
Other assets	(3,381)	1,376	(2,005)
Accrued expenses – related party	116,000	100,000	1,316,593
Accrued expenses	61,270	54,149	115,419
Accounts Payable	(15,005)	50,675	35,670
Other current assets	0	0	(29,316)
Net Cash Used in Operating Activities	(1,301,762)	(892,816)	(4,280,352)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	(15,912)	0	(28,371)
Cash received from sales of claims	173,664	14,335	366,333
Cash paid for claims acquired	0	0	(16,311)
Cash paid for Ruby Purchase	0	0	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	(4,000)
Net Cash Provided by/Used in Investing Activities	157,752	14,335	(43,442)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of redeemable common stock	197,000	201,464	488,464
Proceeds from sale of common stock	459,300	0	1,982,000
Advances - Gold	200,000	0	200,000
Cash paid for deferred financing costs	(36,950)	(24,500)	(61,450)
Contributions from related party	0	0	244,994
Warrants exercised, shares not yet issued	0	0	25,000
Debt Repayments	(229,572)	(114,363)	(447,250)
Shares re-purchased and retired	0	0	(2,000)
Borrowings on convertible debt	646,097	728,000	2,027,909
Net Cash Provided by Financing Activities	1,235,875	790,601	4,457,667
Net cash increase (decrease) for period	91,865	(87,880)	133,873
Cash at beginning of period	42,008	129,888	0
Cash at end of period	133,873	42,008	133,873
Supplementary Cash Flow Information:
Cash Paid for Interest	97,538	55,637	177,360
Cash Paid for Taxes	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued fommon Stock issued For conversion of preferred shares	0	0	2,400
Common Stock issued for conversion of debt and accrued salary	180,000	0	433,912
Warrants issued for purchase option - Ruby Mine	0	0	369,837
Term extension of Ruby Mine warrants	0	0	2,519
Stock Issued for purchase option - Ruby Mine	0	0	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	321,002	177,974
Transfer of available for sale securities to relieve accrued salary	0	0	12,838
Accrued salary relieved for shares issued	0	0	279,999
Common and preferred shares issued as founders shares	0	0	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition	0	0	801,442
Note payable for Ruby Mine acquisition	0	0	1,990,000
Liabilities assumed with Ruby Mine acquisition	0	0	174,118
Revision to Asset Retirement Obligation	0	76	166,790
Common stock issued for conversion of convertible debt	283,920	0	457,772
Equipment acquired with note payable	56,071	0	56,071
Common stock issued for stock payable	0	25,000	25,000
Equity draw on redeemable common stock applied towards note principal owed	0	25,536	25,536
Common Stock issued for deferred financing costs	6,481	5,610	12,091
Debt discount due to derivative liability	403,712	159,789	539,919
Cancellation of preferred shares	0	100	100
Settlement of Derivative liability	256,472	49,795	306,267
Discount on gold advance	22,223	0	22,223
Accretion of Discount on Redeemable Common Stock	52,346	29,516	81,862
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	974
Interest on Redeemable Common Stock	50,922	22,701	73,870
Unrealized loss on AFS	$ 9,950	$ 12,500	$ 2,550